Share-Based Compensation - Summary of Option Activity (Detail) - 2011 Stock Plan - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Number of Shares Under Option
Outstanding - Beginning of period (in shares)	5,029,000
Granted (in shares)	2,729,000
Exercised (in shares)	0	100,000	0
Cancelled or forfeited (in shares)	(1,356,000)
Outstanding - End of period (in shares)	6,402,000	5,029,000
Exercisable - End of period (in shares)	2,824,000
Weighted-Average Exercise Price
Outstanding - Beginning of period (in dollars per share)	$ 10.00
Granted (in dollars per share)	3.51
Exercised (in dollars per share)	0.00
Cancelled or forfeited (in dollars per share)	9.21
Outstanding - End of period (in dollars per share)	7.40	$ 10.00
Exercisable - End of period (in dollars per share)	$ 9.98
Weighted-Average Remaining Contractual Term
Outstanding - End of period	7 years 8 months
Exercisable - End of period	5 years 8 months
Aggregate Intrinsic Value
Outstanding - End of period	$ 0
Exercisable - End of period	$ 0